UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported): __________

Commission File Number of securitizer: __________

Central Index Key Number of securitizer: __________

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196

Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Trust 2026-MF1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Michael Hitzmann, (646) 233-0753

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information. In addition, please see Item 3, Exhibit 99.5 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2026-MF1.

Item 3.	Exhibits

99	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	99.1	Executive Summary

	99.2	Data Compare Report

	99.3	Payment History Report

	99.4	Title Report

	99.5	Reviewed Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 5, 2026	TOWD POINT ASSET FUNDING, LLC (Depositor)

	By:	/s/ Michael Hitzmann
		Name:	Michael Hitzmann
		Title:	President and Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

	99.1	Executive Summary

	99.2	Data Compare Report

	99.3	Payment History Report

	99.4	Title Report

	99.5	Reviewed Mortgage Loans Excluded from Securitization Transaction